Segment information - Revenue by product type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [line items]
Revenue	$ 3,101,175	$ 2,914,180	$ 2,236,415
Wafers
Disclosure of products and services [line items]
Revenue	3,038,947	2,803,819	2,134,943
Mask making, testing and others
Disclosure of products and services [line items]
Revenue	$ 62,228	$ 110,361	$ 101,472